Pacer Industrials and Logistics ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Staples - 0.1%
Ocado Group PLC (a)	895	$ 2,551

Energy - 0.7%
ADNOC Logistics & Services	7,969	13,452
SFL Corp. Ltd.	154	1,901
		15,353

Industrials - 88.0% (b)
ABB Ltd.	1,891	185,863
Abu Dhabi Ports Co. PJSC (a)	5,414	7,223
Agility Global PLC	11,080	5,098
AP Moller - Maersk AS - Class B	7	18,753
ArcBest Corp.	24	3,464
ATS Corp. (a)	104	2,836
AutoStore Holdings Ltd. (a)(c)	3,646	4,609
Beijing Geekplus Technology Co. Ltd. - Class H (a)	1,089	1,336
Brambles Ltd.	1,454	20,006
Canadian National Railway Co.	654	83,099
Canadian Pacific Kansas City Ltd.	949	84,235
CH Robinson Worldwide, Inc. (d)	126	18,614
China Merchants Port Holdings Co. Ltd.	4,465	8,706
CJ Logistics Corp.	24	1,254
Clarkson PLC	33	2,101
COSCO Shipping Holdings Co. Ltd. - Class H	2,932	5,896
COSCO SHIPPING Ports Ltd.	4,212	2,863
Costamare, Inc.	128	1,994
CSX Corp.	1,986	100,094
CTT-Correios de Portugal SA	150	1,063
D/S Norden AS	33	1,710
Daifuku Co. Ltd.	410	15,406
Dalrymple Bay Infrastructure Ltd.	527	2,073
Danaos Corp.	19	2,691
Deutsche Post AG	1,229	81,674
Dfds AS (a)	60	1,150
DSV AS	257	55,599
Expeditors International of Washington, Inc.	140	23,505
FedEx Corp.	255	78,387
Fedex Freight Holding Co., Inc. (a)	128	17,988
Fukuyama Transporting Co. Ltd.	43	1,612
Full Truck Alliance Co. Ltd. - ADR	992	9,414
Genco Shipping & Trading Ltd.	46	1,175
Global Ship Lease, Inc. - Class A	38	1,685
GXO Logistics, Inc. (a)	122	6,120
Hapag-Lloyd AG (c)	189	27,638
Heartland Express, Inc.	82	1,003
HMM Co. Ltd.	1,018	14,959
Hoegh Autoliners ASA	203	3,607
Hyundai Glovis Co. Ltd.	80	11,223
Hyundai Movex Co. Ltd.	118	1,763
ID Logistics Group SACA (a)	7	2,895
Iino Kaiun Kaisha Ltd.	116	1,082
InPost SA (a)	532	9,463

International Container Terminal Services, Inc.	2,155	33,898
Interroll Holding AG	1	1,671
J&T Global Express Ltd. (a)	8,540	10,989
JB Hunt Trasport Services, Inc.	101	27,447
JD Logistics, Inc. (a)(c)	7,197	13,785
Kalmar Oyj - Class B	58	2,572
Kamigumi Co. Ltd.	113	3,675
Kardex Holding AG	8	2,353
Kawasaki Kisen Kaisha Ltd.	690	12,350
KION Group AG	140	6,271
Kirby Corp. (a)	57	7,475
Knight-Swift Transportation Holdings, Inc.	174	12,098
Kuehne + Nagel International AG	129	32,798
Landstar System, Inc.	36	6,292
Logista Integral SA	141	6,002
Marten Transport Ltd.	87	1,287
Matson, Inc. (d)	32	6,483
Mitsubishi Logistics Corp.	385	3,876
Mitsui OSK Lines Ltd.	392	14,511
Mitsui-Soko Holdings Co. Ltd.	83	1,880
MPC Container Ships ASA	472	1,212
Mullen Group Ltd.	102	2,002
Navios Maritime Partners LP	30	2,423
Nikkon Holdings Co. Ltd.	135	4,276
NIPPON EXPRESS HOLDINGS INC	258	8,552
Nippon Yusen KK	441	16,923
Norfolk Southern Corp.	240	80,515
NS United Kaiun Kaisha Ltd.	25	1,262
Oesterreichische Post AG	72	2,696
Old Dominion Freight Line, Inc.	223	47,307
Orient Overseas International Ltd.	713	13,921
Pacific Basin Shipping Ltd.	5,495	2,298
Pan Ocean Co. Ltd.	569	2,183
Qingdao Port International Co. Ltd. (c)	1,169	1,060
Qube Holdings Ltd. (e)	1,883	6,758
Rockwell Automation, Inc.	119	57,130
Rumo SA	1,977	5,611
RXO, Inc. (a)	175	3,544
Ryder System, Inc.	41	10,513
Saia, Inc. (a)	28	9,734
Sankyu, Inc.	56	3,331
Schneider National, Inc. - Class B	98	3,503
Seino Holdings Co. Ltd.	200	3,309
Senko Group Holdings Co. Ltd.	187	2,590
SG Holdings Co. Ltd.	681	6,764
Sinotrans Ltd. - Class H	2,144	1,291
SITC International Holdings Co. Ltd.	2,934	14,772
Star Bulk Carriers Corp.	121	3,479
Sumitomo Warehouse Co. Ltd.	81	2,070
Symbotic, Inc. (a)	134	5,769
TFI International, Inc.	88	11,880
Transcoal Pacific Tbk PT	5,318	1,492
TS Lines Ltd.	1,771	2,008
Union Pacific Corp.	635	185,503
United Parcel Service, Inc. - Class B	798	83,168
Wallenius Wilhelmsen ASA	450	7,008
Werner Enterprises, Inc.	64	2,395
Westshore Terminals Investment Corp.	66	1,887
XPO Logistics, Inc. (a)	126	25,322
Yamato Holdings Co. Ltd.	383	4,978

Yaskawa Electric Corp.	288		8,803
ZIM Integrated Shipping Services Ltd.	128		3,224
ZTO Express Cayman, Inc.	609		14,507
			1,819,615

Information Technology - 10.9%
Cognex Corp.	178		11,613
Pony AI, Inc. - Class A (a)	375		2,979
SAP SE	1,159		210,264
			224,856
TOTAL COMMON STOCKS (Cost $1,992,939)			2,062,375

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	24,083		24,083
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,083)			24,083

TOTAL INVESTMENTS - 100.9% (Cost $2,017,022)			2,086,458
Liabilities in Excess of Other Assets - (0.9)%		(0.00921)	(19,045)
TOTAL NET ASSETS - 100.0%			$ 2,067,413

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $47,092 or 2.3% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $23,658.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6,758 or 0.3% of net assets as of July 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Industrials and Logistics ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,055,617	$ –	$ 6,758	$ 2,062,375
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	24,083
Total Investments	$ 2,055,617	$ –	$ 6,758	$ 2,086,458

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2026	$ 0
Purchases	1,168
Sales	(524)
Change in unrealized appreciation/depreciation	(174)
Amortization/(Accretion)	0
Realized gain/loss	114
Transfers into Level 3	6,174
Ending balance as of July 31, 2026	$ 6,758
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ (174)
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 6,758	0	0	$ –
	$ 6,758